Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of General Terms of Grants Under Restricted Stock Unit Option Plans

A summary of the general terms of grants under restricted stock unit (“RSU”) option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) (1)	174,595,958	U.S.$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) (1)	96,595,958	₹ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) (1)	67,663,302	₹ 2
Wipro Limited Employee Stock Options, Performance Stock Unit and/or Restricted Stock Unit Scheme 2024 (Wipro 2024 Scheme) (1)	400,000,000	U.S.$ 0.03/₹ 2

(1)
The maximum contractual term of these RSU option plans is perpetual until the options are available for grant under the plan.

Employees covered under RSU options plans are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of one to three years from the date of grant. Upon vesting, the employees can acquire one equity share for every option and can exercise within a period of twelve months from the vesting date of last tranche under the grant.

Summary of General Terms of Grants Under Restricted Stock Unit Option Plans

The activity in equity-settled RSU option plans is summarized below:

		Year ended March 31,
		2024	2025	2026
	Range of exercise price and weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹ 2	8,452,491	7,735,669	18,634,747
	U.S.$ 0.03	16,457,558	18,851,226	36,956,579
Bonus on outstanding (Refer to Note 22)	₹ 2	-	10,749,111	-
	U.S.$ 0.03	-	22,882,839	-
Granted	₹ 2	5,237,166	5,513,469	10,617,130
	U.S.$ 0.03	14,546,143	15,030,302	23,259,750
Adjustment of Performance based stock options on completion of performance measurement period	₹ 2	(655,831)	(331,920)	(1,841,526)
	U.S.$ 0.03	(1,807,750)	(499,875)	(3,986,719)
Exercised	₹ 2	(4,151,654)	(3,731,212)	(5,293,789)
	U.S.$ 0.03	(6,674,868)	(9,897,384)	(10,982,620)
Forfeited and expired	₹ 2	(1,146,503)	(1,300,370)	(2,771,279)
	U.S.$ 0.03	(3,669,857)	(9,410,529)	(8,303,933)
Outstanding at the end of the year	₹ 2	7,735,669	18,634,747	19,345,283
	U.S.$ 0.03	18,851,226	36,956,579	36,943,057
Exercisable at the end of the year	₹ 2	1,905,001	1,996,731	2,010,308
	U.S.$ 0.03	2,038,346	1,007,466	1,283,137

Summary of options under RSU nad ADS granted by the company

The Company has granted below options under RSU and ADS option plans(1):

	Year ended March 31,
	2024	2025	2026
Restricted Stock Units (RSU)	3,344,668	3,498,476	6,743,031
Performance based stock options (RSUs)	1,892,498	2,014,993	3,874,099
Total	5,237,166	5,513,469	10,617,130
ADS RSU	8,886,979	9,707,235	14,834,924
Performance based stock options (ADS)	5,659,164	5,323,067	8,424,826
Total	14,546,143	15,030,302	23,259,750

(1)
Numbers in above table for years ended March 31, 2024 and 2025 are not given effect of bonus shares issued during the year ended March 31, 2025.

Summary of Activities in Cash Settled Restricted Stock Unit Option Plans

The activity in cash-settled RSU option plans is summarized below:

	Year ended March 31,
	2024	2025	2026
	Number of options
Outstanding at the beginning of the year	11,800	7,000	-
Exercised	(4,800)	-	-
Forfeited and expired	-	(7,000)	-
Outstanding at the end of the year	7,000	-	-
Exercisable at the end of the year	7,000	-	-

Summary of General Terms of Grants Under RSU Option Plans

The following table summarizes information about outstanding RSU option plans:

	Year ended March 31,
	2024		2025		2026
Range of exercise price and weighted average exercise price	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)
₹ 2	7,735,669	18	18,634,747	18	19,345,283	16
U.S.$ 0.03	18,851,226	20	36,956,579	19	36,943,057	18